CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
CIK0001853021 Metals Acquisition Corp [Member]
Operating and formation costs	$ 1,203,610	$ 1,369,159	$ 1,122,004	$ 2,117,475
Acquisition costs	3,383,270			7,625,359
Loss from operations	(4,586,880)	(1,369,159)	(1,122,004)	(9,967,084)
Other expense:
Change in fair value of warrants	(3,447,505)	(4,496,199)	14,982,447	1,477,374
Offering expenses related to warrant issuance			(1,984,130)
Excess value of Private Placement Warrants			(1,066,666)
Change in fair value conversion option				7,200
Change in foreign exchange	626
Trust interest income	2,848,650	17,414	7,819	3,753,097
Interest expense	(40,842)
Amortization of discount on convertible promissory note				(8,000)
Bank fee	(1,191)	(869)	(2,448)	(5,205)
Total Other expense, net	(640,262)	(4,479,654)	11,937,022	5,224,466
Net loss	$ (5,227,142)	$ (5,848,813)	$ 10,815,018	$ (4,742,618)
Class A Ordinary Shares
Other expense:
Weighted average shares outstanding, diluted	26,514,780	26,514,780
Diluted net (loss) income per common share	$ 0.11
Class A Ordinary Shares | CIK0001853021 Metals Acquisition Corp [Member]
Other expense:
Weighted average shares outstanding, basic	26,514,780	26,514,780	13,451,926	26,514,780
Weighted average shares outstanding, diluted	26,514,780	26,514,780	13,451,926	26,514,780
Basic net (loss) income per common share	$ 0.11		$ 0.54	$ 0.14
Diluted net (loss) income per common share	$ 0.11		$ 0.54	$ 0.14
Class A ordinary shares subject to redemption | CIK0001853021 Metals Acquisition Corp [Member]
Other expense:
Weighted average shares outstanding, basic			13,451,926	26,514,780
Weighted average shares outstanding, diluted			13,451,926	26,514,780
Class B Ordinary Shares
Other expense:
Weighted average shares outstanding, diluted	6,628,695	6,628,695
Diluted net (loss) income per common share	$ (1.22)	$ (0.88)
Class B Ordinary Shares | CIK0001853021 Metals Acquisition Corp [Member]
Other expense:
Weighted average shares outstanding, basic	6,628,695	6,628,695	6,403,525	6,628,695
Weighted average shares outstanding, diluted	6,628,695	6,628,695	6,403,525	6,628,695
Basic net (loss) income per common share	$ (1.22)	$ (0.88)	$ 0.54	$ (1.28)
Diluted net (loss) income per common share	$ (1.22)	$ (0.88)	$ 0.54	$ (1.28)